Loans Receivable (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Aug. 30, 2019	Dec. 31, 2018
Loans receivable	$ 128,587	$ 137,389		$ 112,911
Net of reserves for uncollectible loans	$ 55,000	$ 55,000		$ 55,000
Maximum [Member]
Loan original term	10 years	10 years
Debt instrument interest rate	12.00%	12.00%
Minimum [Member]
Debt instrument interest rate	2.00%	2.00%
Former Franchisee [Member]
Loans receivable	$ 128,587	$ 137,389	$ 60,186
Net of reserves for uncollectible loans	$ 55,000	$ 55,000
Debt instrument interest rate			12.00%